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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:


Christopher de Roetth (signature on file)     Boston, MA       February 12, 2010
-----------------------------------------    -------------    ------------------
             [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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Page 1 of 4    FORM 13 F                            NAME OF REPORTING MANAGER Account Management, LLC

                                                                                        Item 6:
                                                                                 Investment Discretion                 Item 8:
                                                                              -------------------------           Voting Authority
                                                                     Item 5:             (b)             Item 7:       (Shares)
                                      Item 2:  Item 3:    Item 4:   Shares or         Shared-As   (c)   Managers -------------------
             Item 1:                 Title of   CUSIP   Fair Market Principal   (a)   Defined in Shared   See      (a)    (b)    (c)
         Name of Issuer                Class    Number     Value     Amount     Sole   Instr. V  -Other Instr. V   Sole  Shared None
------------------------------------ -------- --------- ----------- --------- ------- ---------- ------ -------- ------- ------ ----
    Berkshire Hathaway Hld B         Common   084670702   8,832,768     2,688   2,688                              2,688
                                      Stock
 Berkshire Hathaway Inc. CL "A"      Common   084670108   1,091,200        11      11                                 11
                                      Stock
          Airvana, Inc.              Common   00950V101     217,550    28,625  28,625                             28,625
                                      Stock
  Credit Acceptance Corporation      Common   225310101  10,545,292   250,482 250,482                            250,482
                                      Stock
       Encana Corporation            Common   292505104     469,655    14,500  14,500                             14,500
                                      Stock
           McAfee Inc                Common   579064106   1,866,220    46,000  46,000                             46,000
                                      Stock
ETFS Metal Securities Austrailia LTD Common   Q3635T113     357,299     3,263   3,263                              3,263
      Redeemable Pref SHS             Stock

      Energy Recovery Inc.           Common   29270J100     495,360    72,000  72,000                             72,000
                                      Stock
    Maxim Integrated Products        Common   57772K101   8,388,096   412,800 412,800                            412,800
                                      Stock
      Ritchie Bros. Auction          Common   767744105   2,305,804   102,800 102,800                            102,800
                                      Stock
        Gammon Gold Inc.             Common   36467T106   1,045,950    95,000  95,000                             95,000
                                      Stock
       Cisco Systems, Inc            Common   17275R102     323,190    13,500  13,500                             13,500
                                      Stock
         XTO Energy Inc.             Common   98385X106     697,950    15,000  15,000                             15,000
                                      Stock
                    COLUMN TOTALS                        36,636,334 1,056,669
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Page 2 of 4    FORM 13 F                            NAME OF REPORTING MANAGER Account Management, LLC

                                                                                        Item 6:
                                                                                 Investment Discretion                 Item 8:
                                                                              -------------------------           Voting Authority
                                                                     Item 5:             (b)             Item 7:       (Shares)
                                      Item 2:  Item 3:    Item 4:   Shares or         Shared-As   (c)   Managers -------------------
             Item 1:                 Title of   CUSIP   Fair Market Principal   (a)   Defined in Shared   See      (a)    (b)    (c)
         Name of Issuer                Class    Number     Value     Amount     Sole   Instr. V  -Other Instr. V   Sole  Shared None
------------------------------------ -------- --------- ----------- --------- ------- ---------- ------ -------- ------- ------ ----
    Barrick Gold Corporation         Common   067901108   7,526,721   190,309 190,309                            190,309
                                      Stock
   Canadian Natural Resources        Common   136385101     683,525     9,500   9,500                              9,500
                                      Stock
        LightBridge Corp             Common   53224K104      99,835    16,667  16,667                             16,667
                                      Stock
        Johnson & Johnson            Common   478160104   1,255,995    19,500  19,500                             19,500
                                      Stock
     Leucadia National Corp          Common   527288104   1,867,515    78,500  78,500                             78,500
                                      Stock
          Goldcorp Inc.              Common   380956409   3,719,597    94,550  94,550                             94,550
                                      Stock
       Monsanto Co. (New)            Common   6116W101      531,375     6,500   6,500                              6,500
                                      Stock
       Cenovus Energy, Inc           Common   15135U109     365,400    14,500  14,500                             14,500
                                      Stock
       Innerworkings Inc.            Common   45773Y105     433,060    73,400  73,400                             73,400
                                      Stock
         Kinross Gold CP             Common   496902404   1,714,438    93,176  93,176                             93,176
                                      Stock
      Microsoft Corporation          Common   594918104   2,979,420    97,750  97,750                             97,750
                                      Stock
       Annaly Tech Inc PV            Common   035710409   1,110,400    64,000  64,000                             64,000
                                      Stock
 Powersecure International, Inc.     Common   73936N105   2,047,532   283,985 283,985                            283,985
                                      Stock
         SPDR Gold Trust             Common   78463V107   2,685,755    25,028  25,028                             25,028
                                      Stock
                    COLUMN TOTALS                        27,020,568 1,067,365
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Page 3 of 4    FORM 13 F                            NAME OF REPORTING MANAGER Account Management, LLC

                                                                                        Item 6:
                                                                                 Investment Discretion                 Item 8:
                                                                              -------------------------           Voting Authority
                                                                     Item 5:             (b)             Item 7:       (Shares)
                                      Item 2:  Item 3:    Item 4:   Shares or         Shared-As   (c)   Managers -------------------
             Item 1:                 Title of   CUSIP   Fair Market Principal   (a)   Defined in Shared   See      (a)    (b)    (c)
         Name of Issuer                Class    Number     Value     Amount     Sole   Instr. V  -Other Instr. V   Sole  Shared None
------------------------------------ -------- --------- ----------- --------- ------- ---------- ------ -------- ------- ------ ----
     Petaquilla Minerals LTD         Common   716013107     343,172   426,300 426,300                            426,300
                                      Stock
      Transdigm Group Inc.           Common   893641100   1,111,266    23,400  23,400                             23,400
                                      Stock
     Penn West Energy Trust          Common   707885109     293,392    16,670  16,670                             16,670
                                      Stock
     ETF Proshares TR Ultra          Common   74347R297   1,903,421    38,160  38,160                             38,160
                                      Stock
  Enterprise Prods Partners LP       Common   293792107   1,774,665    56,500  56,500                             56,500
                                      Stock
    Proshares Ultra Short Yen        Common   74347W858     564,450    26,500  26,500                             26,500
                                      Stock
   Powershares DB US DLR Index       Common   73936D107     623,160    27,000  27,000                             27,000
                                      Stock
                                     Common                                         0                                  0
                                      Stock
                                     Common                                         0                                  0
                                      Stock
                                     Common                                         0          0                       0
                                      Stock
                                     Common                                         0                                  0
                                      Stock
                                     Common                                         0                                  0
                                      Stock
                                     Common                                         0                                  0
                                      Stock
                    COLUMN TOTALS                         6,613,526   614,530
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Page 4 of 4    FORM 13 F                            NAME OF REPORTING MANAGER Account Management, LLC

                                                                                        Item 6:
                                                                                 Investment Discretion                 Item 8:
                                                                              -------------------------           Voting Authority
                                                                     Item 5:             (b)             Item 7:       (Shares)
                                      Item 2:  Item 3:    Item 4:   Shares or         Shared-As   (c)   Managers -------------------
             Item 1:                 Title of   CUSIP   Fair Market Principal   (a)   Defined in Shared   See      (a)    (b)    (c)
         Name of Issuer                Class    Number     Value     Amount     Sole   Instr. V  -Other Instr. V   Sole  Shared None
------------------------------------ -------- --------- ----------- --------- ------- ---------- ------ -------- ------- ------ ----
                                     Common                                         0                                  0
                                      Stock
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                                      Stock
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